UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-05853

                              HERITAGE INCOME TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 576-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, NW
                             Washington, D.C. 20006

Date of fiscal year end:      September 30
Date of Reporting Period:     July 1, 2005 to June 30, 2006

ITEM 1. PROXY VOTING RECORD.

Heritage Intermediate Government Fund

There were no matters relating to a portfolio security considered at any shareholder meeting of an issuer in which the series named above held securities during the period covered by this report and with respect to which such series was entitled to vote.

High Yield Bond Fund

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

                                                                                SHAREHOLDER,  VOTED WITH OR   HOW THE
                                                                                MANAGEMENT    AGAINST         FUND CAST ITS
                                                         MEETING                OR ISSUER     MANAGEMENT      VOTE           VOTED?
HERITAGE NAME     CUSIP      TICKER   ISSUER             DATE        ISSUER     PROPOSAL
                                                                     Elect
High Yield Bond   84761M104  SSI      Spectrasite Inc.   2005 0803   Director   Management     With            For           Yes

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                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Heritage Income Trust

By: /s/ K.C. Clark
    --------------
    K.C. Clark
    Executive Vice President
    Principal Executive Officer

Date: August 24, 2006